Parent Only Financial Information - Condensed Statements of Condition Parent Company Only (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
ASSETS
Cash and due from banks	$ 13,042	$ 12,579
Interest-bearing deposits in other banks	18,027	36,729
Cash and Cash Equivalents	31,069	49,308	$ 192,581	$ 25,896
Securities available for sale, at fair value	9,591	18,314
Securities held to maturity, at cost	347,871	400,561
Loans receivable from Bank	784,589	644,559
Interest receivable	3,112	3,274
Other assets	5,347	5,376
Total Assets	1,253,127	1,186,924
LIABILITIES AND STOCKHOLDERS' EQUITY
Stockholders' equity	315,277	368,001	194,137	187,328
Total Liabilities and Stockholders' Equity	1,253,127	1,186,924
Clifton Company [Member]
ASSETS
Cash and due from banks	51,199	56,416
Interest-bearing deposits in other banks		17,052
Cash and Cash Equivalents	51,199	73,468	$ 173,587	$ 14,284
Securities available for sale, at fair value	9,591	16,342
Securities held to maturity, at cost	532	18,726
Loans receivable from Bank	12,107	13,338
Investment in subsidiary	241,799	245,954
Interest receivable	123	249
Other assets	61	72
Total Assets	315,412	368,149
LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities	135	148
Stockholders' equity	315,277	368,001
Total Liabilities and Stockholders' Equity	$ 315,412	$ 368,149